CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 942,455	$ 840,305
Available for sale investments	1,729	1,729
Accounts receivable, net of allowance for credit losses	659,710	715,271
Unbilled revenue	416,352	428,684
Other receivables	31,552	35,394
Prepayments and other current assets	87,273	53,477
Income taxes receivable	29,996	28,118
Total current assets	2,169,067	2,102,978
Other Assets:
Property, plant and equipment, net	165,582	174,343
Goodwill	927,738	936,257
Operating right-of-use assets	74,801	84,561
Other non-current assets	21,309	20,773
Non-current income taxes receivable	12,055	17,230
Non-current deferred tax asset	12,552	12,705
Equity method investments	4,260	4,534
Investments in equity-long term	18,614	15,765
Intangible assets	60,598	66,460
Total Assets	3,466,576	3,435,606
Current Liabilities:
Accounts payable	48,103	51,113
Unearned revenue	610,477	660,883
Other liabilities	404,988	399,769
Income taxes payable	16,666	12,178
Current bank credit lines and loan facilities	0	0
Total current liabilities	1,080,234	1,123,943
Other Liabilities:
Non-current bank credit lines and loan facilities	348,592	348,477
Non-current operating lease liabilities	52,182	60,801
Non-current other liabilities	26,279	26,366
Non-current government grants	795	838
Non-current income taxes payable	14,466	14,539
Non-current deferred tax liability	9,857	10,406
Commitments and contingencies	0	0
Total Liabilities	1,532,405	1,585,370
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,858,190 shares issued and outstanding at March 31, 2021 and 52,788,093 shares issued and outstanding at December 31, 2020	4,585	4,580
Additional paid-in capital	623,409	617,104
Other undenominated capital	1,134	1,134
Accumulated other comprehensive income	(54,974)	(35,477)
Retained earnings	1,360,017	1,262,895
Total Shareholders' Equity	1,934,171	1,850,236
Total Liabilities and Shareholders' Equity	$ 3,466,576	$ 3,435,606